UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6663

SB Adjustable Rate Income Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: August 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SB ADJUSTABLE RATE INCOME FUND

FORM N-Q

AUGUST 31, 2005

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
ASSET-BACKED SECURITIES - 17.6%
Automobiles - 0.4%
$2,500,000	AAA	Capital Auto Receivables Asset Trust, Series 2005-SN1A, Class A4, 3.721% due 11/15/08 (a)(b)	$2,501,589
1,272,346	AA	MMCA Automobile Trust, Series 2002-1, Class A4, 3.851% due 1/15/10 (a)	1,273,732

		Total Automobiles	3,775,321

Credit Card - 1.6%
8,600,000	AAA	Advanta Business Card Master Trust, Series 2003-B, Class A, 3.959% due 12/22/08 (a)	8,626,517
5,200,000	AAA	First North American National Bank, Series 2003-A, Class A, 4.051% due 5/16/11 (a)(b)	5,216,254

		Total Credit Card	13,842,771

Diversified Financial Services - 2.6%
		Business Loan Express:
4,915,197	Aaa(c)	Series 2001-2A, Class A, 4.221% due 1/25/28 (a)(b)(d)	4,935,025
3,104,761	Aaa(c)	Series 2002-1A, Class A, 4.191% due 7/25/28 (a)(b)(d)	3,124,543
2,958,555	AAA	Series 2002-AA, Class A, 4.291% due 6/25/28 (a)(b)(d)	2,979,051
11,910,578	AAA	Series 2003-AA, Class A, 4.521% due 5/15/29 (a)(b)(d)	12,099,746

		Total Diversified Financial Services	23,138,365

Home Equity - 13.0%
216,994	AAA	Ameriquest Mortgage Securities Inc., Series 2001-1, Class A, 4.221% due 6/25/31 (a)	217,186
		Amortizing Residential Collateral Trust:
10,000,000	AA+	Series 2002-BC4, Class M1, 4.341% due 7/25/32 (a)	10,075,045
409,462	AAA	Series 2002-BC6, Class A2, 3.991% due 8/25/32 (a)	410,855
522,386	AAA	Asset-Backed Securities Corp., Home Equity Loan Trust, Series 2003-HE3, Class A2, 3.921% due 6/15/33 (a)	522,744
		Bayview Financial Acquisition Trust:
4,126,967	AA	Series 2003-BA, Class M1, 5.141% due 4/25/33 (a)(b)(d)	4,136,002
5,269,275	AAA	Series 2003-E, Class A, 4.169% due 10/28/34 (a)(b)	5,288,944
		Bear Stearns Asset-Backed Securities Inc.:
7,835,108	AAA	Series 2003-1, Class A1, 4.141% due 11/25/42 (a)(b)	7,874,628
4,760,698	AAA	Series 2003-SD3, Class A, 4.121% due 10/25/33 (a)(b)	4,772,521
920,081	AAA(e)	Cendant Mortgage Corp., Series 2003-A, Class A3, 4.191% due 7/25/43 (a)(b)(d)	923,862
3,200,000	AA+	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE16, Class M1, 4.291% due 11/25/31 (a)(b)	3,211,428
519,822	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 4.101% due 8/25/32 (a)	520,861
		GMAC Mortgage Corp. Loan Trust:
3,774,462	AAA	Series 2003-HE2, Class A2, 3.140% due 6/25/25	3,754,267
825,000	AAA	Series 2004-HE2, Class A2, 2.880% due 10/25/33 (a)	812,321
4,117,755	AAA	Household Home Equity Loan Trust, Series 2002-4, Class A, 4.159% due 10/20/32 (a)	4,122,652
3,291,478	AAA	MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class A2, 4.061% due 12/25/32 (a)	3,300,619
4,417,716	AAA	Morgan Stanley ABS Capital I Trust, Series 2003-HE1, Class A4, 4.141% due 5/25/33 (a)	4,426,597
		New Century Home Equity Loan Trust:
355,907	AAA	Series 2003-2, Class A2, 4.071% due 1/25/33 (a)	356,217
12,549,000	AA	Series 2004-2, Class M2, 4.261% due 8/25/34 (a)	12,615,682
10,000,000	AA	NovaStar Home Equity Loan Trust, Series 2003-1, Class M1, 4.591% due 5/25/33 (a)	10,056,491
10,000,000	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class M1, 4.541% due 2/25/33 (a)	10,109,957

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity - 13.0% (continued)
$120,234	AA	PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 (d)	$120,445
		Renaissance Home Equity Loan Trust:
3,408,204	AAA	Series 2003-1, Class A, 4.071% due 6/25/33 (a)	3,415,918
2,825,707	AAA	Series 2003-2, Class A, 4.081% due 8/25/33 (a)	2,835,763
7,696,072	AAA	Series 2003-3, Class A, 4.141% due 12/25/33 (a)	7,746,897
5,000,000	AA	Saxon Asset Securities Trust, Series 2003-1, Class M1, 4.341% due 6/25/33 (a)	5,033,151
1,082,324	Aaa(c)	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 3.981% due 1/25/34 (a)	1,083,752
		Structured Asset Investment Loan Trust:
1,470,214	AAA	Series 2003-BC1, Class A2, 3.981% due 1/25/33 (a)	1,474,055
6,202,164	AAA	Series 2003-BC10, Class 3A5, 4.121% due 10/25/33 (a)	6,214,847

		Total Home Equity	115,433,707

		TOTAL ASSET-BACKED SECURITIES (Cost - $155,412,275)	156,190,164

COLLATERALIZED MORTGAGE OBLIGATIONS - 46.8%
		Banc of America Mortgage Securities, Inc.:
2,284,063	AAA	Series 2003-B, Class 1A1, 3.002% due 3/25/33 (a)	2,291,200
4,837,566	Aaa(c)	Series 2005-A, Class 2A1, 4.479% due 2/25/35 (a)	4,814,823
		Bear Stearns Adjustable Rate Mortgage Trust:
4,279,326	AAA	Series 2004-12, Class 1A1, 4.259% due 2/25/35 (a)(b)	4,257,260
4,852,266	AAA	Series 2005-6, Class 1A1, 5.170% due 8/25/35 (a)(b)	4,890,932
		Bear Stearns Alternate-A Trust:
1,422,056	AAA	Series 2004-11, Class 1A2, 4.061% due 11/25/34 (a)(b)	1,425,460
4,732,617	AAA	Series 2005-2, Class 1A1, 3.891% due 3/25/35 (a)(b)	4,734,835
5,118,013	AAA	Bear Stearns Asset-Backed Securities Inc., Series 2003-AC5, Class A3, 4.241% due 10/25/33 (a)(b)	5,120,420
		Countrywide Home Loan Mortgage Pass-Through Trust:
5,261,910	AAA	Series 2002-26, Class A4, 4.141% due 12/25/17 (a)(b)	5,271,904
7,576,873	AAA	Series 2003-20, Class 3A6, 4.091% due 7/25/18 (a)(b)	7,591,537
3,503,739	AAA	Series 2003-37, Class 2A1, 4.270% due 9/25/33 (a)(b)	3,494,514
8,808,093	AAA	Series 2003-HYB3, Class 7A1, 3.787% due 11/19/33 (a)(b)	8,600,541
		Credit-Based Asset Servicing & Securitization:
3,786,112	AAA	Series 2001-CB3, Class A1A, 3.981% due 10/25/30 (a)(b)	3,791,076
169,296	AAA	Series 2002-CB6, Class 2A1, 4.141% due 1/25/33 (a)(b)	169,426
3,161,176	AAA	Deutsche Mortgage Securities Inc., Series 2004-4, Class 7AR2, 4.091% due 6/25/34 (a)(b)	3,170,110
		FHLMC:
1,461,980	AAA	Series 2525, Class AM, 4.500% due 4/15/32	1,415,659
2,151,243	AAA	Series 2537, Class LA, PAC, 4.250% due 5/15/30	2,147,571
1,525,287	AAA	Series 2579, Class WF, 4.021% due 11/15/26 (a)	1,527,677
4,000,000	AAA	Series 2852, Class TE, PAC, 5.000% due 1/15/13	4,031,769
6,000,000	AAA	Series 2866, Class WA, PAC, 5.000% due 8/15/16	6,064,282
1,319,554	AAA	FHLMC STRIPS, Series 19, Class F, 3.397% due 6/1/28 (a)	1,314,821
2,135,498	AAA	First Republican Mortgage Loan Trust, Series 2000-FRB1, Class A2, 4.482% due 6/25/30 (a)	2,146,854
10,123,061	Aaa(c)	First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 12.958% due 4/18/29 (a)	339,023
		FNMA:
		Grantor Trust:
986,411	AAA	Series 2000-T6, Class A3, 4.853% due 1/25/28 (a)	1,004,443
1,550,241	AAA	Series 2002-T6, Class A1, 3.310% due 2/25/32	1,472,487
6,939,979	AAA	Series 2002-T18, Class A5, 4.707% due 5/25/42 (a)	7,161,063
8,305,673	AAA	Series 2002-T19, Class A4, 4.632% due 3/25/42 (a)	8,469,678
9,456,759	AAA	Series 2004-T3, Class 2A, 4.583% due 8/25/43 (a)	9,700,684

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 46.8% (continued)
		REMIC Trust:
$8,259,892	AAA	Series 2003-117, Class KF, PAC, 4.041% due 8/25/33 (a)	$8,292,823
8,070,441	AAA	Series 2004-31, Class FG, 4.041% due 8/25/33 (a)	8,097,741
1,970,526	AAA	Series 1993-251, Class PH, PAC, 6.500% due 7/25/23	1,985,187
3,111,411	AAA	Series 1997-20, Class F, 3.249% due 3/25/27 (a)	3,113,356
4,846,398	AAA	Series 2003-111, Class HR, PAC, 3.750% due 5/25/30	4,756,322
9,212,281	AAA	Series 2005-17, Class FA, 3.941% due 3/25/35 (a)	9,249,628
		FNMA Whole Loan:
6,926,917	AAA	Series 2003-W6, Class 6A, 4.607% due 8/25/42 (a)	7,113,828
1,285,396	AAA	Series 2003-W8, Class 3F1, 4.041% due 5/25/42 (a)	1,287,281
1,523,772	AAA	Series 2003-W18, Class 1A3, 4.732% due 8/25/43	1,522,460
7,749,127	AAA	GMAC Commercial Mortgage Asset Corp., Series 2003-SNFA, Class A, 4.383% due 1/17/18 (a)(d)	7,766,481
1,809,250	AAA	GS Mortgage Securitiess Corp. II, Series 2000-1A, Class A, 3.959% due 3/20/23 (a)(d)	1,813,096
		IMPAC CMB Trust:
1,159,122	AA	Series 2003-3, Class M1, 4.491% due 3/25/33 (a)	1,160,699
1,350,183	AA+	Series 2003-8, Class 1A2, 4.141% due 10/25/33 (a)	1,352,012
5,172,055	AAA	IMPAC Secured Assets Corp., Series 2004-3, Class 1A4, 4.041% due 11/25/34 (a)	5,187,330
5,000,000	AAA	Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.474% due 10/25/35 (a)	5,020,312
4,278,400	Aaa(c)	JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class X, IO, 10.706% due 9/15/29 (a)	152,229
20,797,187	AAA	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X, IO, 4.537% due 10/15/35 (a)	446,986
4,154,513	AAA	Lehman Structured Securities Corp., Series 2005-1, Class A1, 3.981% due 9/26/45 (a)(d)	4,154,513
10,019,151	AAA	MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 5A1, 3.979% due 12/25/33 (a)	9,969,056
5,459,813	AAA	MASTR Alternative Loans Trust, Series 2003-7, Class 7A1, PAC, 4.041% due 11/25/33 (a)	5,462,288
		Merrill Lynch Mortgage Investors Inc.:
2,015,314	AAA	Series 2003-A5, Class 2A3, 3.246% due 8/25/33 (a)	2,009,596
4,984,297	AAA	Series 2005-A2, Class A4, 4.502% due 2/25/35 (a)	4,956,083
		MLCC Mortgage Investors Inc.:
323,230	AAA	Series 1997-B, Class A, 3.710% due 3/16/26 (a)	324,004
147,640	AAA	Series 1999-A, Class A, 3.951% due 3/15/25 (a)	148,324
10,361,150	AAA	Series 2003-A, Class 2A2, 4.463% due 3/25/28 (a)	10,385,087
6,833,833	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 1A2, 3.399% due 7/25/34 (a)	6,810,970
		Residential Asset Securitization Trust:
6,148,206	AAA	Series 2003-A11, Class A2, PAC, 4.091% due 11/25/33 (a)	6,147,449
2,834,148	AAA	Series 2003-A3, Class A, 4.091% due 4/25/33 (a)	2,837,787
3,986,296	AAA	Series 2003-A5, Class A5, 4.141% due 6/25/33 (a)	3,982,523
3,052,472	AAA	Series 2004-A2, Class 1A3, PAC, 4.041% due 5/25/34 (a)	3,057,901
6,113,455	AAA	Series 2004-A4, Class A2, PAC, 3.991% due 8/25/34 (a)	6,113,091
5,671,421	AAA	Residential Funding Mortgage Securities I Trust, Series 2003-S10, Class A2, 4.041% due 6/25/33 (a)	5,673,459
		Sequoia Mortgage Trust:
2,456,764	AAA	Series 2003-2, Class A1, 3.939% due 6/20/33 (a)	2,458,160
7,383,173	AAA	Series 9, Class 2A, 4.712% due 9/20/32 (a)	7,460,467
		Structured ARM Loan Trust:
3,570,822	AAA	Series 2004-1, Class 1A, 5.724% due 2/25/34 (a)	3,622,341
2,549,506	AAA	Series 2004-1, Class 2A, 3.951% due 2/25/34 (a)	2,551,873
8,313,158	Aaa(c)	Series 2004-17, Class A1, 3.650% due 11/25/34 (a)	8,303,837

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 46.8% (continued)
$3,541,364	AAA	Series 2004-2, Class 1A1, 5.554% due 3/25/34 (a)	$3,584,383
6,500,000	AAA	Series 2005-18, Class 9A1, 5.250% due 9/25/35 (a)	6,520,312
8,350,000	AAA	Series 2005-3XS, Class A2, 3.891% due 1/25/35 (a)	8,355,214
		Structured Asset Mortgage Investments Inc.:
3,893,314	AAA	Series 2002-AR1, Class 1A, 4.921% due 3/25/32 (a)	3,928,525
5,977,324	AAA	Series 2002-AR1, Class 2A, 4.544% due 3/25/32 (a)	6,026,518
8,145,069	AAA	Series 2003-AR2, Class A1, 3.960% due 12/19/33 (a)	8,169,130
3,700,627	AAA	Series 2003-CL1, Class 1F2, 4.241% due 7/25/32 (a)	3,710,853
8,654,285	AAA	Series 2005-AR3, Class 2A1, 4.684% due 8/25/35 (a)	8,869,290
		Structured Asset Securities Corp.:
4,048,222	AA(e)	Series 1998-3, Class M1, 4.641% due 3/25/28 (a)	4,053,079
4,376,552	AA	Series 1998-8, Class M1, 4.111% due 8/25/28 (a)	4,381,613
3,227,111	AAA	Series 2002-11A, Class 1A1, 4.609% due 6/25/32 (a)	3,299,712
9,015,972	AAA	Series 2002-16A, Class 1A1, 5.644% due 8/25/32 (a)	9,160,797
3,756,055	AAA	Series 2002-18A, Class 1A1, 5.621% due 9/25/32 (a)	3,855,485
1,856,778	AAA	Series 2002-18A, Class 4A, 4.863% due 9/25/32 (a)	1,908,626
2,561,014	AAA	Series 2003-8, Class 2A9, 4.141% due 4/25/33 (a)	2,560,909
949,764	AAA	Series 2003-NP3, Class A1, 4.141% due 11/25/33 (a)(d)	950,726
4,637,611	AAA	Series 2005-RF3, Class 2A, 4.622% due 6/25/35 (a)(d)	4,721,668
		Thornburg Mortgage Securities Trust:
3,673,985	AAA	Series 2004-1, Class I2A, 4.091% due 3/25/44 (a)	3,681,445
4,667,205	AAA	Series 2004-3, Class A, 4.011% due 9/25/34 (a)	4,679,572
		Washington Mutual:
10,000,000	AAA	Series 2003-AR10, Class A6, 4.072% due 10/25/33 (a)	9,912,700
2,970,640	AAA	Series 2003-S4, Class 2A9, 4.980% due 6/25/33 (a)	2,957,137
5,686,141	AAA	Series 2004-AR2, Class A, 4.137% due 4/25/44 (a)	5,805,430
6,916,062	AAA	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1, 4.982% due 11/25/30 (a)	6,940,951
		Wells Fargo Mortgage Backed Securities Trust:
4,207,784	Aaa(c)	Series 2003-4, Class A17, PAC, 4.500% due 6/25/33	4,194,757
4,168,364	Aaa(c)	Series 2003-5, Class A4, PAC, 4.041% due 5/25/33 (a)	4,176,135
13,000,000	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34 (a)	12,958,808
5,242,191	AAA	Series 2004-Y, Class 1A1, 4.580% due 11/25/34 (a)	5,211,405

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $417,540,141)	415,741,809

FACE AMOUNT		SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 33.1%
U.S. Government Agencies - 33.1%
		FHLMC:
		3/1 Hybrid ARM:
178,532		5.275% due 8/1/29 (a)	185,051
2,288,149		4.186% due 8/1/32 (a)	2,353,439
2,488,726		4.836% due 8/1/32 (a)	2,517,790
		5/1 Hybrid ARM:
1,315,288		4.252% due 12/1/26 (a)	1,354,623
721,356		5.371% due 7/1/29 (a)	741,649
3,060,990		5.482% due 7/1/29 (a)	3,144,279
4,917,001		3.951% due 7/1/33 (a)	4,887,807
1,540,630		5.619% due 8/1/34 (a)	1,571,526
		Five Year CMT ARM:
531,012		6.101% due 8/1/25 (a)	546,733
183,022		6.632% due 12/1/30 (a)	183,180
		Gold Fifteen Year:
18,407		6.000% due 5/1/08	18,812

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 33.1% (continued)
$20,418	6.000% due 6/1/08	$20,867
43,417	6.000% due 11/1/08	44,373
372,539	6.000% due 3/1/09	381,686
39,536	6.000% due 4/1/09	40,499
35,077	6.000% due 7/1/09	36,037
113,378	6.000% due 3/1/11	117,010
189,810	6.000% due 5/1/11	195,892
225,624	6.000% due 6/1/11	232,854
944,891	6.500% due 9/1/14	978,989
1,045,795	6.000% due 10/1/15	1,079,065
1,043,745	6.000% due 4/1/17	1,077,272
329,689	6.000% due 5/1/17	340,280
694,445	6.000% due 6/1/17	716,755
25,227	Gold Thirty Year, 6.500% due 4/1/29	26,172
	One Year CMT ARM:
577,205	4.756% due 12/1/23 (a)	592,591
297,261	4.136% due 2/1/24 (a)	300,982
1,724,453	4.536% due 4/1/26 (a)	1,758,786
3,148,218	4.825% due 11/1/26 (a)	3,216,736
4,054,030	4.677% due 6/1/29 (a)	4,159,308
2,449,438	5.269% due 7/1/29 (a)	2,519,178
1,056,137	5.403% due 3/1/31 (a)	1,091,470
61,758	5.575% due 5/1/31 (a)	62,196
11,152,647	4.860% due 3/1/33 (a)	11,264,134
3,831,456	3.373% due 10/1/33 (a)	3,838,229
9,604,434	3.559% due 12/1/33 (a)	9,614,716
	One Year LIBOR:
6,410,344	4.068% due 5/1/33 (a)	6,345,068
4,032,660	4.891% due 5/1/33 (a)	3,992,352
190,622	Six Month LIBOR, 5.147% due 7/1/27 (a)	195,234
445,808	Three Year CMT ARM, 5.743% due 12/1/30 (a)	457,314
	FNMA:
2,440,051	11th District COFI, 5.574% due 2/1/31 (a)	2,447,029
531,584	Fifteen Year, 5.500% due 3/1/11	543,388
1,603,287	Five Year CMT ARM, 6.554% due 5/1/30 (a)	1,651,851
3,200,000	Notes, 6.000% due 5/15/08	3,359,418
	One Year CMT ARM:
784,669	4.896% due 11/1/18 (a)	802,356
565,046	4.503% due 4/1/20 (a)	576,077
317,413	4.735% due 7/1/21 (a)	326,218
182,052	4.982% due 8/1/22 (a)	186,362
276,007	4.736% due 7/1/23 (a)	284,360
466,790	4.081% due 8/1/23 (a)	468,123
747,048	5.157% due 2/1/24 (a)	769,522
208,225	4.786% due 12/1/25 (a)	214,038
465,628	5.394% due 1/1/27 (a)	479,549
2,554,884	5.392% due 7/1/27 (a)	2,635,636
532,342	4.304% due 8/1/27 (a)	539,984
64,079	4.412% due 2/1/28 (a)	65,385
383,630	4.921% due 3/1/28 (a)	393,565
1,249,192	5.981% due 2/1/29 (a)	1,288,710
1,179,932	6.876% due 8/1/29 (a)	1,204,587
108,966	4.909% due 9/1/29 (a)	110,708
2,286,495	4.675% due 11/1/29 (a)	2,352,489
502,060	6.681% due 1/1/30 (a)	514,989

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 33.1% (continued)
$718,877	6.417% due 5/1/30 (a)	$736,558
1,412,215	6.025% due 9/1/30 (a)	1,440,979
3,489,510	5.206% due 12/1/30 (a)	3,603,041
430,134	5.011% due 1/1/31 (a)	441,894
598,616	6.131% due 2/1/31 (a)	608,821
1,205,761	4.920% due 3/1/31 (a)	1,241,761
225,026	6.496% due 4/1/31 (a)	230,009
575,489	7.044% due 4/1/31 (a)	556,219
1,631,289	5.378% due 7/1/31 (a)	1,679,765
2,519,927	6.137% due 9/1/31 (a)	2,583,566
370,832	6.266% due 9/1/31 (a)	377,000
771,418	6.279% due 10/1/31 (a)	787,162
545,597	5.407% due 3/1/32 (a)	556,714
1,510,848	5.429% due 5/1/32 (a)	1,549,352
904,248	5.108% due 6/1/32 (a)	924,723
3,213,558	6.008% due 7/1/32 (a)	3,326,920
3,113,050	4.724% due 9/1/32 (a)	3,152,169
998,733	4.950% due 11/1/32 (a)	1,035,755
7,734,654	4.764% due 12/1/32 (a)	7,795,194
4,493,720	3.832% due 1/1/33 (a)	4,574,868
3,087,475	4.599% due 1/1/33 (a)	3,109,604
6,192,745	4.628% due 4/1/33 (a)	6,191,764
4,141,009	4.058% due 5/1/33 (a)	4,135,974
4,737,964	4.206% due 7/1/33 (a)	4,688,590
2,323,606	4.367% due 7/1/33 (a)	2,291,673
5,584,383	4.952% due 9/1/37 (a)	5,730,118
	One Year LIBOR:
1,750,897	5.358% due 8/1/32 (a)	1,764,534
1,984,083	4.988% due 11/1/32 (a)	1,993,662
1,590,459	4.563% due 3/1/33 (a)	1,599,012
3,207,842	3.141% due 8/1/33 (a)	3,180,112
7,147,769	4.443% due 2/1/34 (a)	7,098,977
4,115,442	3.390% due 4/1/34 (a)	4,094,324
11,037,318	4.769% due 10/1/34 (a)	11,081,283
5,180,080	4.302% due 3/1/35 (a)	5,141,340
	Six Month CD ARM:
1,095,651	4.096% due 12/1/20 (a)	1,103,236
111,946	4.452% due 6/1/24 (a)	114,212
913,814	5.160% due 7/1/24 (a)	939,765
599,426	4.780% due 9/1/24 (a)	613,532
2,334,710	4.967% due 9/1/24 (a)	2,385,609
	Six Month LIBOR:
625,141	6.279% due 11/1/31 (a)	636,742
9,661,839	4.640% due 1/1/33 (a)	9,722,747
4,600,014	4.809% due 1/1/33 (a)	4,769,806
7,430,912	4.620% due 2/1/33 (a)	7,459,789
7,058,445	4.855% due 2/1/33 (a)	7,119,122
8,550,693	4.437% due 4/1/33 (a)	8,517,820
2,072,602	4.671% due 4/1/33 (a)	2,083,427
2,916,971	4.967% due 4/1/33 (a)	3,010,323
6,122,010	4.554% due 5/1/33 (a)	6,110,478
4,773,332	4.427% due 6/1/33 (a)	4,752,642
	Three Year CMT ARM:
409,136	5.787% due 9/1/21 (a)	421,480
3,901,720	6.047% due 6/1/30 (a)	3,973,202
139,435	GNMA, Fifteen Year, 6.000% due 12/15/08	142,426

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 33.1% (continued)
	GNMA II, One Year CMT ARM:
$415,456	4.375% due 2/20/16 (a)	$420,986
503,752	4.375% due 6/20/17 (a)	509,563
1,247,520	3.750% due 9/20/20 (a)	1,267,209
754,685	4.375% due 3/20/21 (a)	766,818
2,642,518	4.375% due 6/20/22 (a)	2,677,670
608,554	3.750% due 8/20/22 (a)	617,459
1,564,756	4.125% due 10/20/22 (a)	1,587,521
786,677	4.125% due 11/20/22 (a)	798,156
330,375	4.125% due 12/20/22 (a)	334,971
575,253	4.375% due 5/20/23 (a)	582,713
449,798	4.375% due 1/20/24 (a)	456,210
1,006,540	4.375% due 3/20/24 (a)	1,022,788
557,425	4.375% due 5/20/26 (a)	565,749
1,157,368	3.750% due 9/20/27 (a)	1,173,902
1,138,422	4.125% due 10/20/27 (a)	1,157,149
3,704,341	4.375% due 4/20/32 (a)	3,764,148
1,456,429	4.375% due 5/20/32 (a)	1,479,897
6,622,684	3.500% due 7/20/32 (a)	6,660,082
4,948,525	3.500% due 8/20/32 (a)	4,976,342
1,100,347	3.500% due 9/20/32 (a)	1,108,704
5,589,223	3.500% due 7/20/34 (a)	5,496,049

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $296,676,882)	294,019,159

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $869,629,298)	865,951,132

SHORT-TERM INVESTMENT - 2.2%
Commercial Paper - 2.2%
19,404,000	Three Pillars Funding Corp., 3.580% due 9/1/05 (Cost - $19,404,000)	19,404,000

	TOTAL INVESTMENTS - 99.7% (Cost - $889,033,298#)	885,355,132
	Other Assets in Excess of Liabilities - 0.3%	2,835,332

	TOTAL NET ASSETS - 100.0%	$888,190,464

#	Aggregate cost for federal income tax purposes is substantially the same.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap transactions, reverse repurchase agreements, foreign currency contracts, TBA’s, mortgage dollar rolls, short sales and securities traded on a when-issued basis.

(c)	Rating by Moody’s Investors Service.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees unless otherwise noted.

(e)	Rating by Fitch Ratings Service.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CMT	— Constant Maturity Treasury
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Cost
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “C” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “C,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCCand CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The SB Adjustable Rate Income Fund (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Security Transactions. Security Transactions are accounted for on a trade date basis.

Notes to schedule of Investments (unaudited) (continued)

2. Investments

At August 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,074,529
Gross unrealized depreciation	(5,752,695)

Net unrealized depreciation	$(3,678,166)

At August 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
US Treasury 2-Year Notes	525	9/05	$109,078,337	$108,839,063	$239,274

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SB Adjustable Rate Income Fund

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: October 31, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: October 31, 2005